Calvert
Responsible Municipal Income Fund
March 31, 2021
Schedule of Investments (Unaudited)

Corporate Bonds — 2.2%

Security	Principal Amount (000's omitted)	Value
Consumer, Non-cyclical — 0.5%
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	$2,000	$ 2,077,073
		$ 2,077,073
Industrial — 0.7%
Nature Conservancy (The):
Series A, 0.794%, 7/1/25	$1,450	$ 1,417,742
Series A, 0.944%, 7/1/26	1,285	1,257,700
		$ 2,675,442
Other Revenue — 1.0%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$4,000	$3,802,324
		$3,802,324
Total Corporate Bonds (identified cost $8,734,343)		$8,554,839

Tax-Exempt Mortgage-Backed Securities — 0.8%

Security	Principal Amount (000's omitted)	Value
Housing — 0.8%
California Housing Finance Agency, Municipal Certificates, Series 2021-1, Class A, 3.50%, 11/20/35	$2,625	$ 2,997,278
Total Tax-Exempt Mortgage-Backed Securities (identified cost $2,961,828)		$ 2,997,278

Tax-Exempt Municipal Obligations — 86.5%

Security	Principal Amount (000's omitted)	Value
Bond Bank — 15.2%
California Infrastructure and Economic Development Bank, (Clean Water State Revolving Fund), Green Bonds, 5.00%, 10/1/31	$1,000	$ 1,270,690
Connecticut, (Revolving Fund):
Green Bonds, 4.00%, 2/1/37	3,000	3,544,200
Green Bonds, 5.00%, 5/1/34	1,140	1,385,237
Illinois Finance Authority, (Clean Water Initiative Revolving Fund):
Green Bonds, 5.00%, 1/1/28	8,000	10,113,440
5.00%, 7/1/32	1,500	1,840,845
Indiana Finance Authority, (Revolving Fund):
Green Bonds, 5.00%, 2/1/29	2,000	2,452,360
Security	Principal Amount (000's omitted)	Value
Bond Bank (continued)
Indiana Finance Authority, (Revolving Fund): (continued)
Green Bonds, Series 2018A, 5.00%, 2/1/25	$2,510	$ 2,945,184
Green Bonds, Series 2019E, 5.00%, 2/1/25	1,920	2,252,890
Iowa Finance Authority, (Revolving Fund), Green Bonds, 5.00%, 8/1/35	1,500	1,903,365
Michigan Finance Authority, (Clean Water Revolving Fund):
3.00%, 10/1/36	1,500	1,678,005
3.00%, 10/1/37	1,390	1,550,614
New Mexico Finance Authority, (Senior Lien Public Project Revolving Fund):
5.00%, 6/1/25	2,015	2,389,044
5.00%, 6/1/26	1,595	1,952,264
Oklahoma Water Resources Board:
4.00%, 10/1/31	120	148,924
4.00%, 10/1/32	430	531,635
4.00%, 10/1/34	150	184,289
Rhode Island Infrastructure Bank, (Safe Drinking Water Revolving Fund), Green Bonds, 4.00%, 10/1/34	2,650	3,219,299
Texas Water Development Board, (Revolving Fund):
4.00%, 8/1/34	5,000	6,146,300
4.00%, 8/1/37	2,750	3,345,677
Texas Water Development Board, (State Water Implementation Revenue Fund), 5.00%, 10/15/27	2,500	3,174,425
Wisconsin, Environmental Improvement Fund Revenue:
Green Bonds, 5.00%, 6/1/34	1,295	1,682,490
Green Bonds, 5.00%, 6/1/37	5,035	6,474,406
		$60,185,583
Education — 9.9%
Adams County General Authority, PA, (Gettysburg College):
5.00%, 8/15/27	$1,330	$1,653,855
5.00%, 8/15/29	1,720	2,192,106
Arizona State University:
4.00%, 7/1/42	1,500	1,775,055
Green Bonds, 5.00%, 7/1/39	2,000	2,527,520
Green Bonds, 5.00%, 7/1/41	3,000	3,504,870
California Educational Facilities Authority, (Loyola Marymount University):
Green Bonds, 5.00%, 10/1/33	920	1,149,190
Green Bonds, 5.00%, 10/1/36	765	945,196
Green Bonds, 5.00%, 10/1/38	730	896,038
Colorado State University:
4.00%, 3/1/26	210	243,527
5.00%, 3/1/27	225	279,180
District of Columbia, (Gallaudet University):
Social Bonds, 5.00%, 4/1/26	300	360,966

Calvert
Responsible Municipal Income Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
District of Columbia, (Gallaudet University): (continued)
Social Bonds, 5.00%, 4/1/27	$300	$ 370,860
Social Bonds, 5.00%, 4/1/28	325	409,360
Social Bonds, 5.00%, 4/1/29	300	383,208
Social Bonds, 5.00%, 4/1/30	300	389,088
Social Bonds, 5.00%, 4/1/31	325	427,525
District of Columbia, (Rocketship DC Obligated Group):
5.00%, 6/1/29(1)	360	410,922
5.00%, 6/1/31(1)	1,000	1,177,730
Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/33	500	643,650
Grand Valley State University, MI, 5.00%, 12/1/33	1,000	1,176,640
Indiana Finance Authority, (Butler University), 5.00%, 2/1/31	1,130	1,234,502
Ivy Tech Community College, IN:
5.00%, 7/1/28	1,575	2,007,511
5.00%, 7/1/29	925	1,197,422
Kansas Development Finance Authority, (Wichita State University), 3.00%, 6/1/31	1,925	2,101,869
Kentucky Bond Development Corp., (Transylvania University):
2.00%, 3/1/23	160	163,499
5.00%, 3/1/27	80	96,545
5.00%, 3/1/28	100	123,052
5.00%, 3/1/29	155	193,880
Los Ranchos de Albuquerque, NM, (Albuquerque Academy):
5.00%, 9/1/27	350	420,042
5.00%, 9/1/28	225	274,320
5.00%, 9/1/29	400	494,136
Massachusetts School Building Authority, Social Bonds, 5.00%, 8/15/35	1,500	1,975,215
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School), 5.00%, 6/1/40(1)	670	781,850
New York Dormitory Authority, (Cornell University), Green Bonds, 5.00%, 7/1/26	500	614,350
Ohio State University, 5.00%, 12/1/29	1,915	2,518,627
Pennsylvania Higher Educational Facilities Authority, (State System of Higher Education), 4.00%, 6/15/36	1,550	1,722,406
University of Arizona, Green Bonds, 5.00%, 6/1/42	2,000	2,367,760
		$39,203,472
Electric Utilities — 1.3%
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/31	$1,000	$1,265,970
Southern California Public Power Authority, Green Bonds, 5.00%, 7/1/30	1,500	1,680,375
Trinity Public Utilities District Authority, CA, Green Bonds, 4.00%, 4/1/29	1,120	1,304,285
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Utah Associated Municipal Power Systems, 5.00%, 9/1/30	$655	$ 807,137
		$ 5,057,767
Escrowed/Prerefunded — 0.6%
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	$85	$ 112,957
Rhode Island Clean Water Finance Agency, (Water Pollution Control Revolving Fund):
Prerefunded to 10/1/23, 5.00%, 10/1/30	1,000	1,119,900
Prerefunded to 10/1/23, 5.00%, 10/1/31	1,000	1,119,900
		$ 2,352,757
General Obligations — 19.1%
Bexar County, TX, 4.00%, 6/15/32	$2,000	$2,266,420
California:
Green Bonds, 3.75%, 10/1/37	1,000	1,077,340
4.00%, 9/1/32	1,000	1,153,800
Comal Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/28	2,000	2,552,760
Connecticut, Green Bonds, 5.00%, 11/15/31	1,000	1,150,360
Desert Sands Unified School District, CA, (Election of 2014), 5.00%, 8/1/39	2,000	2,464,600
Fort Bend Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/26	750	923,453
Franklin Regional School District, PA, 5.00%, 5/1/27	100	124,333
Fremont Union High School District, CA, 4.00%, 8/1/36	1,500	1,756,335
Hampton, VA, Green Bonds, 3.00%, 9/1/34	500	553,330
Hawaii, 4.00%, 10/1/34	2,000	2,270,760
Johnson County Unified School District No. 229, KS, 3.00%, 10/1/28	2,000	2,298,320
Lake Stevens School District No. 4, WA, 4.00%, 12/1/35	2,460	2,773,847
Lewisville Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/36	5,595	6,686,305
Los Rios Community College District, CA, 4.00%, 8/1/33	2,000	2,328,640
Massachusetts, Green Bonds, 5.00%, 4/1/37	2,000	2,469,380
Matanuska-Susitna Borough, AK, 4.50%, 7/1/29	1,670	1,946,218
Mesa Unified School District No. 4, AZ, 5.00%, 7/1/27	1,000	1,253,830
Milwaukee Metropolitan Sewerage District, WI, Green Bonds-Climate Bond Certified, 4.00%, 10/1/30	3,615	4,443,196
New York, NY, 5.00%, 8/1/26	2,000	2,257,360
North East Independent School District, TX, (PSF Guaranteed), 5.25%, 2/1/26	1,000	1,223,530
North St. Paul-Maplewood-Oakdale Independent School District No. 622, MN:
4.00%, 2/1/31	1,000	1,171,250
5.00%, 2/1/33	650	802,783
Northside Independent School District, TX:
(PSF Guaranteed), 4.00%, 8/1/31	930	1,129,624

Calvert
Responsible Municipal Income Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Northside Independent School District, TX: (continued)
(PSF Guaranteed), 4.00%, 8/1/32	$400	$ 483,528
Ohio:
4.00%, 3/1/24	2,285	2,530,797
4.00%, 3/1/25	1,140	1,298,665
Oxnard Union High School District, CA, (Election of 2018), 4.00%, 8/1/37	2,000	2,328,700
Passaic County Improvement Authority, NJ, (Paterson Board of Education):
Green Bonds, 3.00%, 2/1/42	1,175	1,267,743
Green Bonds, 4.00%, 2/1/32	300	364,752
Green Bonds, 4.00%, 2/1/33	250	302,658
Salem-Keizer School District No. 24J, OR, 4.00%, 6/15/37	5,000	6,000,200
San Diego Unified School District, CA, (Election of 2012), Green Bonds, 5.00%, 7/1/30	2,000	2,496,320
San Francisco Bay Area Rapid Transit District, CA, (Election of 2004), Green Bonds, 3.00%, 8/1/38	3,235	3,510,266
San Francisco Bay Area Rapid Transit District, CA, (Election of 2016):
Green Bonds, 5.00%, 8/1/33	1,000	1,244,090
Green Bonds, 5.00%, 8/1/35	1,120	1,454,197
Spring Branch Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/27	1,725	2,146,900
Wyandotte County Unified School District No. 203, KS, 4.00%, 9/1/23	1,545	1,682,041
Ypsilanti Community Schools, MI, 5.00%, 5/1/30	1,000	1,208,180
		$75,396,811
Hospital — 4.0%
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/34	$500	$599,580
Michigan Finance Authority, (Beaumont Health Credit Group), 4.00%, 11/1/46	2,000	2,165,700
New York City Health and Hospitals Corp., NY:
4.00%, 2/15/27	2,250	2,650,095
4.00%, 2/15/28	4,700	5,618,568
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 4.00%, 7/1/31	2,000	2,433,000
Ohio, (Cleveland Clinic Health System), 5.00%, 1/1/27	2,000	2,479,780
		$15,946,723
Housing — 6.2%
California Municipal Finance Authority, (Caritas Corp.), Mobile Home Park Revenue, 5.00%, 8/15/28	$1,240	$1,510,208
Independent Cities Finance Authority, CA, (Union City Tropics), Mobile Home Park Revenue:
4.00%, 5/15/31	1,020	1,186,831
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Independent Cities Finance Authority, CA, (Union City Tropics), Mobile Home Park Revenue: (continued)
4.00%, 5/15/34	$1,145	$ 1,314,288
Maryland Community Development Administration, Department of Housing and Community Development:
4.05%, 7/1/40	1,575	1,677,485
4.35%, 7/1/50	1,000	1,064,830
Massachusetts Housing Finance Agency, (AMT), 3.30%, 12/1/28	750	796,845
New York City Housing Development Corp., NY:
Sustainable Development Bonds, 1.70%, 5/1/32	2,100	2,075,745
Sustainable Development Bonds, 1.75%, 11/1/32	1,060	1,049,676
3.80%, 11/1/30	1,000	1,067,410
New York Housing Finance Agency, Climate Bond Certified/Sustainability Bonds, (FHLMC / FNMA / SONYMA), 2.85%, 11/1/39	2,000	2,088,220
New York Housing Finance Agency, Climate Bond Certified/Sustainability Bonds, (SONYMA), 0.75%, 11/1/25	3,000	3,000,600
Pennsylvania Housing Finance Agency, SFMR:
Social Bonds, 0.95%, 10/1/28	1,125	1,111,849
3.90%, 10/1/35	1,000	1,044,230
(AMT), Social Bonds, 5.00%, 4/1/24	700	791,091
(AMT), Social Bonds, 5.00%, 10/1/24	1,000	1,148,940
(AMT), Social Bonds, 5.00%, 4/1/25	500	583,430
(AMT), Social Bonds, 5.00%, 10/1/25	500	591,570
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC):
5.00%, 6/1/28	665	791,510
5.00%, 6/1/29	365	439,398
Utah Housing Corp., 4.00%, 1/1/36	1,145	1,226,902
		$24,561,058
Industrial Development Revenue — 1.2%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 3.00%, 11/1/25	$850	$939,429
National Finance Authority, NH, (Covanta), (AMT), Green Bonds, 3.75% to 7/2/40 (Put Date), 7/1/45(1)	1,955	2,021,548
Nez Perce County, ID, (Potlatch Corp.), 2.75%, 10/1/24	1,000	1,034,730
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 2.625%, 11/1/21	500	506,525
		$4,502,232
Insured - General Obligations — 0.6%
Connecticut, (AGM), 5.00%, 10/15/27	$1,155	$1,419,841
Long Beach Unified School District, CA, (AGC), 0.00%, 8/1/25	1,000	966,550
		$2,386,391

Calvert
Responsible Municipal Income Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Solid Waste — 0.3%
South Bayside Waste Management Authority, CA, (Shoreway Environmental Center):
(AGM), (AMT), Green Bonds, 5.00%, 9/1/28	$15	$ 19,186
(AGM), (AMT), Green Bonds, 5.00%, 9/1/28	485	617,497
(AGM), (AMT), Green Bonds, 5.00%, 9/1/30	15	19,516
(AGM), (AMT), Green Bonds, 5.00%, 9/1/30	485	620,674
		$ 1,276,873
Insured - Special Tax Revenue — 0.1%
Martha's Vineyard Land Bank, (BAM), Green Bonds, 5.00%, 5/1/32	$400	$ 488,608
		$488,608
Insured - Transportation — 0.3%
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/30	$1,000	$1,153,760
		$1,153,760
Insured - Water and Sewer — 0.3%
Bloomington, IN, Sewage Works Revenue:
(BAM), Green Bonds, 2.00%, 1/1/27	$100	$105,996
(BAM), Green Bonds, 4.00%, 1/1/29	500	601,275
(BAM), Green Bonds, 4.00%, 1/1/31	500	613,540
		$1,320,811
Lease Revenue / Certificates of Participation — 1.4%
Kansas City, MO, Special Obligation Bonds:
4.00%, 10/1/34	$500	$561,540
4.00%, 10/1/35	600	671,904
New Jersey Economic Development Authority, (School Facilities Construction):
Social Bonds, 5.00%, 6/15/26	555	666,755
Social Bonds, 5.00%, 6/15/27	410	502,582
University of Mississippi Educational Building Corp., 5.00%, 10/1/28	1,000	1,282,670
University of North Dakota, Certificates of Participation, Green Certificates, 5.00%, 4/1/48	1,500	1,742,535
		$5,427,986
Other Revenue — 6.2%
Battery Park City Authority, NY:
5.00%, 11/1/39	$200	$257,714
Sustainability Bonds, 5.00%, 11/1/49	3,250	4,119,147
Build NYC Resource Corp., NY, (YMCA of Greater New York), 4.00%, 8/1/36	1,915	1,999,452
California Infrastructure and Economic Development Bank, Prerefunded to 10/1/25, 5.00%, 10/1/34	2,000	2,405,900
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Chester County Industrial Development Authority, PA, (Longwood Gardens, Inc.), Sustainability Bonds, 4.00%, 12/1/25	$310	$ 359,079
Connecticut Health and Educational Facilities Authority, (State Supported Child Care), 4.00%, 7/1/38	1,170	1,255,410
Fairfax County Economic Development Authority, VA, (National Wildlife Federation):
Green Bonds, 5.00%, 9/1/34	1,310	1,631,854
Green Bonds, 5.00%, 9/1/36	1,445	1,786,786
Illinois Educational Facilities Authority, (Field Museum of Natural History):
4.00%, 11/1/36	1,000	1,146,430
4.45%, 11/1/36	1,000	1,167,100
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/29	1,000	1,341,360
New York City Trust for Cultural Resources, NY, (Whitney Museum of American Art), Green Bonds, 5.00%, 7/1/31	3,750	5,051,025
Philadelphia Redevelopment Authority, PA, (Philadelphia Neighborhood Transformation Initiative), 5.00%, 4/15/21	1,855	1,857,022
		$24,378,279
Senior Living/Life Care — 0.5%
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/24	$1,875	$1,970,156
		$1,970,156
Special Tax Revenue — 7.5%
Allegheny County Port Authority, PA, 5.00%, 3/1/27	$10,000	$12,272,000
Central Puget Sound Regional Transit Authority, WA, Sales Tax Revenue:
Green Bonds, 4.00%, 11/1/33	1,100	1,239,832
Green Bonds, 5.00%, 11/1/35	1,000	1,184,100
Green Bonds, 5.00%, 11/1/45	2,500	2,922,300
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/39	2,000	2,501,200
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue:
Green Bonds, Series 2017A, 5.00%, 11/15/35	1,000	1,203,630
Green Bonds, Series 2017B, 5.00%, 11/15/35	2,275	2,774,317
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 8/15/29	1,000	1,016,990
Regional Transportation District, CO, Sales Tax Revenue:
Green Bonds, 5.00%, 11/1/28	2,500	3,239,275
5.00%, 11/1/32	1,000	1,385,450
		$29,739,094
Water and Sewer — 11.8%
Aurora, CO, Water Revenue, Green Bonds, 5.00%, 8/1/31	$2,000	$2,437,540

Calvert
Responsible Municipal Income Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Austin, TX, Water & Wastewater System Revenue, 5.00%, 11/15/33	$2,000	$ 2,493,020
Cary, NC, Combined Enterprise System Revenue, 5.00%, 12/1/24	1,745	2,037,532
Cleveland, OH, Water Revenue:
5.00%, 1/1/27	150	186,174
5.00%, 1/1/28	770	951,805
Dallas, TX, Waterworks and Sewer System Revenue, 4.00%, 10/1/35	1,000	1,218,720
Denver City and County Board of Water Commissioners, CO, 4.00%, 9/15/33	3,000	3,708,120
District of Columbia Water and Sewer Authority, 5.00%, 10/1/26	500	619,100
East Baton Rouge Sewerage Commission, LA, 4.00%, 2/1/35	1,000	1,191,370
East Bay Municipal Utility District, CA, Water System Revenue:
Green Bonds, 5.00%, 6/1/35	1,000	1,237,480
Green Bonds, 5.00%, 6/1/36	1,650	2,134,522
Greensboro, NC, Combined Enterprise System Revenue, 4.00%, 6/1/34	500	612,965
Indiana Finance Authority, (CWA Authority):
Green Bonds, 5.00%, 10/1/27	615	778,406
Green Bonds, 5.00%, 10/1/28	765	989,527
Green Bonds, 5.00%, 10/1/30	1,000	1,224,590
Green Bonds, 5.00%, 10/1/34	300	393,882
Green Bonds, 5.00%, 10/1/35	425	555,386
Green Bonds, 5.00%, 10/1/36	1,000	1,213,470
Kansas City, MO, Water Revenue, 4.00%, 12/1/33	870	1,068,055
Los Angeles, CA, Wastewater System Revenue:
Green Bonds, 5.00%, 6/1/34	1,000	1,264,800
Green Bonds, 5.00%, 6/1/38	2,000	2,455,820
Lubbock,TX, Water and Wastewater System Revenue:
4.00%, 2/15/30	650	784,647
4.00%, 2/15/31	435	521,204
4.00%, 2/15/32	325	389,188
4.00%, 2/15/33	200	238,570
5.00%, 2/15/25	300	351,699
5.00%, 2/15/26	400	484,168
Massachusetts Water Resources Authority:
Green Bonds, 5.00%, 8/1/32	1,500	1,864,635
Green Bonds, 5.00%, 8/1/40	1,000	1,194,820
Northern Kentucky Water District, 4.00%, 2/1/29	1,565	1,879,894
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 3.00%, 4/1/39	2,500	2,670,825
San Francisco City and County Public Utilities Commission, CA, Wastewater Revenue, Green Bonds, 4.00%, 10/1/43	4,140	4,763,981
St. Paul, MN, Sewer Revenue, Green Bonds, 5.00%, 12/1/26	1,165	1,449,283
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Trinity River Authority, TX, (Mountain Creek Regional Wastewater System), 4.00%, 8/1/33	$1,000	$ 1,221,080
		$ 46,586,278
Total Tax-Exempt Municipal Obligations (identified cost $330,305,826)		$341,934,639

Taxable Municipal Obligations — 3.6%

Security	Principal Amount (000's omitted)	Value
General Obligations — 1.4%
Abington School District, PA, 1.25%, 4/1/31	$1,410	$ 1,338,781
Detroit, MI:
Social Bonds, 1.817%, 4/1/22	800	800,048
Social Bonds, 2.017%, 4/1/23	375	375,120
Social Bonds, 2.189%, 4/1/24	400	399,296
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014):
1.702%, 8/1/30	415	407,277
1.802%, 8/1/31	400	391,500
1.902%, 8/1/32	1,100	1,074,073
Tustin Unified School District, CA:
1.345%, 8/1/28	280	273,518
1.554%, 8/1/29	535	525,477
		$5,585,090
Insured - Housing — 0.2%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University):
(AGM), 1.509%, 7/1/25	$150	$149,358
(AGM), 2.005%, 7/1/27	185	181,602
(AGM), 2.429%, 7/1/29	275	268,417
(AGM), 2.679%, 7/1/31	350	338,509
		$937,886
Special Tax Revenue — 1.2%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.02%, 6/1/24	$1,000	$1,036,870
2.211%, 6/1/25	1,500	1,568,820
2.361%, 6/1/26	2,000	2,102,740
		$4,708,430

Calvert
Responsible Municipal Income Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer — 0.8%
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 1.497%, 9/1/24	$660	$ 672,949
Tarrant Regional Water District, TX, 1.95%, 9/1/35	2,525	2,439,478
		$ 3,112,427
Total Taxable Municipal Obligations (identified cost $14,357,125)		$ 14,343,833

Short-Term Investments — 5.3%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(2)	20,869,940	$ 20,872,027
Total Short-Term Investments (identified cost $20,872,027)		$ 20,872,027
Total Investments — 98.4% (identified cost $377,231,149)		$388,702,616
Other Assets, Less Liabilities — 1.6%		$ 6,416,377
Net Assets — 100.0%		$395,118,993

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2021, the aggregate value of these securities is $4,392,050 or 1.1% of the Fund's net assets.
(2)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
March 31, 2021.

At March 31, 2021, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
California15.5%
Texas10.2%
New York10.1%
Others, representing less than 10% individually57.3%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2021, 1.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 1.2% of total investments.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	(94)	Short	6/21/21	$(12,308,125)	$275,214
					$275,214

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SONYMA	– State of New York Mortgage Agency
At March 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended March 31, 2021, the Fund used futures contracts to hedge interest rate risk and to manage duration.
At March 31, 2021, the value of the Fund’s investment in affiliated funds was $20,872,027, which represents 5.3% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended March 31, 2021 were as follows:

Calvert
Responsible Municipal Income Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$37,123,010	$39,501,384	$(55,752,367)	$ —	$ —	$20,872,027	$8,870	20,869,940
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$8,554,839	$ —	$8,554,839
Tax-Exempt Mortgage-Backed Securities	—	2,997,278	—	2,997,278
Tax-Exempt Municipal Obligations	—	341,934,639	—	341,934,639
Taxable Municipal Obligations	—	14,343,833	—	14,343,833
Short-Term Investments	—	20,872,027	—	20,872,027
Total Investments	$ —	$388,702,616	$ —	$388,702,616
Futures Contracts	$275,214	$ —	$ —	$275,214
Total	$275,214	$388,702,616	$ —	$388,977,830
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.